Distribution Date:	09/16/22	CSAIL 2015-C3 Commercial Mortgage Trust
Determination Date:	09/12/22
Next Distribution Date:	10/17/22
Record Date:	08/31/22	Commercial Mortgage Pass-Through Certificates
Series 2015-C03

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse First Boston Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 5th Floor | New York, NY 10010 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-19	Operating Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	20		Don Simon	(203) 660-6100
Historical Detail	21		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Delinquency Loan Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	23		Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	24			trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	25
		Controlling Class	RREF II CMBS AIV, L.P.
Modified Loan Detail	26	Representative
Historical Liquidated Loan Detail	27		-
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12635FAQ7	1.716700%	60,509,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12635FAR5	3.032600%	148,324,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12635FAS3	3.446500%	200,000,000.00	188,367,488.08	8,183,431.75	541,007.12	0.00	0.00	8,724,438.87	180,184,056.33	35.86%	30.00%
A-4	12635FAT1	3.718200%	502,390,000.00	502,390,000.00	0.00	1,556,655.42	0.00	0.00	1,556,655.42	502,390,000.00	35.86%	30.00%
A-SB	12635FAU8	3.448100%	82,627,000.00	45,583,171.09	2,110,101.51	130,979.44	0.00	0.00	2,241,080.95	43,473,069.58	35.86%	30.00%
A-S	12635FAX2	4.053200%	86,962,000.00	86,962,000.00	0.00	293,728.65	0.00	0.00	293,728.65	86,962,000.00	28.18%	23.88%
B	12635FAY0	4.260865%	86,961,000.00	86,961,000.00	0.00	308,774.20	0.00	0.00	308,774.20	86,961,000.00	20.50%	17.75%
C	12635FAZ7	4.510865%	63,891,000.00	63,891,000.00	0.00	240,169.71	0.00	0.00	240,169.71	63,891,000.00	14.85%	13.25%
D	12635FBA1	3.510865%	72,764,000.00	72,764,000.00	0.00	212,887.12	0.00	0.00	212,887.12	72,764,000.00	8.42%	8.13%
E	12635FAG9	3.220000%	35,495,000.00	35,495,000.00	0.00	95,244.92	0.00	0.00	95,244.92	35,495,000.00	5.29%	5.63%
F	12635FAJ3	3.220000%	14,197,000.00	14,197,000.00	0.00	38,095.28	0.00	0.00	38,095.28	14,197,000.00	4.03%	4.63%
NR*	12635FAL8	3.220000%	65,666,014.00	48,726,358.95	0.00	322,822.99	0.00	3,057,330.23	322,822.99	45,669,028.72	0.00%	0.00%
Z	12635FBE3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12635FAN4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,419,786,014.00	1,145,337,018.12	10,293,533.26	3,740,364.85	0.00	3,057,330.23	14,033,898.11	1,131,986,154.63

X-A	12635FAV6	0.834398%	1,080,812,000.00	823,302,659.17	0.00	572,468.35	0.00	0.00	572,468.35	813,009,125.91
X-B	12635FAW4	0.250000%	86,961,000.00	86,961,000.00	0.00	18,116.88	0.00	0.00	18,116.88	86,961,000.00
X-D	12635FBB9	1.000000%	72,764,000.00	72,764,000.00	0.00	60,636.67	0.00	0.00	60,636.67	72,764,000.00
X-E	12635FAA2	1.290865%	35,495,000.00	35,495,000.00	0.00	38,182.70	0.00	0.00	38,182.70	35,495,000.00
X-F	12635FAC8	1.290865%	14,197,000.00	14,197,000.00	0.00	15,272.00	0.00	0.00	15,272.00	14,197,000.00
X-NR	12635FAE4	1.290865%	65,666,014.00	48,726,358.95	0.00	52,415.94	0.00	0.00	52,415.94	45,669,028.72
Notional SubTotal			1,355,895,014.00	1,081,446,018.12	0.00	757,092.54	0.00	0.00	757,092.54	1,068,095,154.63

Deal Distribution Total					10,293,533.26	4,497,457.39	0.00	3,057,330.23	14,790,990.65

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12635FAQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12635FAR5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12635FAS3	941.83744040	40.91715875	2.70503560	0.00000000	0.00000000	0.00000000	0.00000000	43.62219435	900.92028165
A-4	12635FAT1	1,000.00000000	0.00000000	3.09850001	0.00000000	0.00000000	0.00000000	0.00000000	3.09850001	1,000.00000000
A-SB	12635FAU8	551.67404226	25.53767546	1.58518934	0.00000000	0.00000000	0.00000000	0.00000000	27.12286480	526.13636681
A-S	12635FAX2	1,000.00000000	0.00000000	3.37766668	0.00000000	0.00000000	0.00000000	0.00000000	3.37766668	1,000.00000000
B	12635FAY0	1,000.00000000	0.00000000	3.55072044	0.00000000	0.00000000	0.00000000	0.00000000	3.55072044	1,000.00000000
C	12635FAZ7	1,000.00000000	0.00000000	3.75905386	0.00000000	0.00000000	0.00000000	0.00000000	3.75905386	1,000.00000000
D	12635FBA1	1,000.00000000	0.00000000	2.92572041	0.00000000	0.00000000	0.00000000	0.00000000	2.92572041	1,000.00000000
E	12635FAG9	1,000.00000000	0.00000000	2.68333343	0.00000000	0.00000000	0.00000000	0.00000000	2.68333343	1,000.00000000
F	12635FAJ3	1,000.00000000	0.00000000	2.68333310	0.00000000	0.00000000	0.00000000	0.00000000	2.68333310	1,000.00000000
NR	12635FAL8	742.03314594	0.00000000	4.91613500	(2.92501278)	54.57090589	0.00000000	46.55879113	4.91613500	695.47435482
Z	12635FBE3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12635FAN4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12635FAV6	761.74455795	0.00000000	0.52966506	0.00000000	0.00000000	0.00000000	0.00000000	0.52966506	752.22066919
X-B	12635FAW4	1,000.00000000	0.00000000	0.20833339	0.00000000	0.00000000	0.00000000	0.00000000	0.20833339	1,000.00000000
X-D	12635FBB9	1,000.00000000	0.00000000	0.83333338	0.00000000	0.00000000	0.00000000	0.00000000	0.83333338	1,000.00000000
X-E	12635FAA2	1,000.00000000	0.00000000	1.07572052	0.00000000	0.00000000	0.00000000	0.00000000	1.07572052	1,000.00000000
X-F	12635FAC8	1,000.00000000	0.00000000	1.07572022	0.00000000	0.00000000	0.00000000	0.00000000	1.07572022	1,000.00000000
X-NR	12635FAE4	742.03314594	0.00000000	0.79822022	0.00000000	0.00000000	0.00000000	0.00000000	0.79822022	695.47435482

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	08/01/22 - 08/30/22	30	0.00	541,007.12	0.00	541,007.12	0.00	0.00	0.00	541,007.12	0.00
A-4	08/01/22 - 08/30/22	30	0.00	1,556,655.42	0.00	1,556,655.42	0.00	0.00	0.00	1,556,655.42	0.00
A-SB	08/01/22 - 08/30/22	30	0.00	130,979.44	0.00	130,979.44	0.00	0.00	0.00	130,979.44	0.00
X-A	08/01/22 - 08/30/22	30	0.00	572,468.35	0.00	572,468.35	0.00	0.00	0.00	572,468.35	0.00
X-B	08/01/22 - 08/30/22	30	0.00	18,116.88	0.00	18,116.88	0.00	0.00	0.00	18,116.88	0.00
X-D	08/01/22 - 08/30/22	30	0.00	60,636.67	0.00	60,636.67	0.00	0.00	0.00	60,636.67	0.00
X-E	08/01/22 - 08/30/22	30	0.00	38,182.70	0.00	38,182.70	0.00	0.00	0.00	38,182.70	0.00
X-F	08/01/22 - 08/30/22	30	0.00	15,272.00	0.00	15,272.00	0.00	0.00	0.00	15,272.00	0.00
X-NR	08/01/22 - 08/30/22	30	0.00	52,415.94	0.00	52,415.94	0.00	0.00	0.00	52,415.94	0.00
A-S	08/01/22 - 08/30/22	30	0.00	293,728.65	0.00	293,728.65	0.00	0.00	0.00	293,728.65	0.00
B	08/01/22 - 08/30/22	30	0.00	308,774.20	0.00	308,774.20	0.00	0.00	0.00	308,774.20	0.00
C	08/01/22 - 08/30/22	30	0.00	240,169.71	0.00	240,169.71	0.00	0.00	0.00	240,169.71	0.00
D	08/01/22 - 08/30/22	30	0.00	212,887.12	0.00	212,887.12	0.00	0.00	0.00	212,887.12	0.00
E	08/01/22 - 08/30/22	30	0.00	95,244.92	0.00	95,244.92	0.00	0.00	0.00	95,244.92	0.00
F	08/01/22 - 08/30/22	30	0.00	38,095.28	0.00	38,095.28	0.00	0.00	0.00	38,095.28	0.00
NR	08/01/22 - 08/30/22	30	3,765,423.91	130,749.06	0.00	130,749.06	(192,073.93)	0.00	0.00	322,822.99	3,583,453.87
Totals			3,765,423.91	4,305,383.46	0.00	4,305,383.46	(192,073.93)	0.00	0.00	4,497,457.39	3,583,453.87

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

	Additional Information
Total Available Distribution Amount (1)	14,790,990.65
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,318,342.17	Master Servicing Fee	7,731.50
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,156.04
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	493.13
ARD Interest	0.00	Operating Advisor Fee	1,578.02
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,318,342.17	Total Fees	12,958.69

Principal		Expenses/Reimbursements
Scheduled Principal	1,459,478.16	Reimbursement for Interest on Advances	(14,606.20)
Unscheduled Principal Collections		ASER Amount	9,329.49
Principal Prepayments	8,834,055.10	Special Servicing Fees (Monthly)	(192,033.33)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	5,236.12
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	10,293,533.26	Total Expenses/Reimbursements	(192,073.92)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,497,457.39
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	10,293,533.26
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	14,790,990.65
Total Funds Collected	14,611,875.43	Total Funds Distributed	14,611,875.42

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,145,337,018.12	1,145,337,018.12	Beginning Certificate Balance	1,145,337,018.12
(-) Scheduled Principal Collections	1,459,478.16	1,459,478.16	(-) Principal Distributions	10,293,533.26
(-) Unscheduled Principal Collections	8,834,055.10	8,834,055.10	(-) Realized Losses	3,057,330.23
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	3,057,330.23
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	3,057,330.23	3,057,330.23	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,131,986,154.63	1,131,986,154.63	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,146,505,050.57	1,146,505,050.57	Ending Certificate Balance	1,131,986,154.63
Ending Actual Collateral Balance	1,132,253,998.52	1,132,253,998.52

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.51%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	17	141,318,077.59	12.48%	34	4.6857	NAP	Defeased	17	141,318,077.59	12.48%	34	4.6857	NAP
4,999,999 or less	18	46,015,751.78	4.07%	33	4.5366	2.801832	1.25 or less	7	101,570,647.33	8.97%	34	4.7996	0.930760
5,000,000 to 9,999,999	24	174,627,261.78	15.43%	34	4.5521	1.935683	1.26 to 1.50	17	174,158,794.76	15.39%	33	4.4499	1.381898
10,000,000 to 19,999,999	16	236,305,167.05	20.88%	33	4.5415	1.940155	1.51 to 1.75	15	152,080,675.92	13.43%	33	4.5052	1.631903
20,000,000 to 24,999,999	2	45,729,096.23	4.04%	34	4.6138	1.455773	1.76 to 2.00	9	272,702,715.81	24.09%	34	4.1865	1.890660
25,000,000 to 49,999,999	5	169,345,114.89	14.96%	33	4.2625	3.004681	2.01 to 2.25	5	81,437,786.54	7.19%	29	4.2359	2.190801
50,000,000 or greater	4	318,645,685.31	28.15%	32	4.0131	2.037337	2.26 to 2.50	5	98,405,494.02	8.69%	30	3.8144	2.281000
Totals	86	1,131,986,154.63	100.00%	33	4.3734	2.081131	2.51 to 2.75	2	17,065,490.10	1.51%	34	4.8360	2.561745
							2.76 to 3.50	2	10,394,467.46	0.92%	34	4.6444	2.775339
							3.51 to 4.00	1	9,766,871.06	0.86%	34	4.2500	3.640000
							4.01 and greater	6	73,085,134.04	6.46%	34	4.1934	7.389153
							Totals	86	1,131,986,154.63	100.00%	33	4.3734	2.081131
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	18	141,318,077.59	12.48%	34	4.6857	NAP
							Defeased	18	141,318,077.59	12.48%	34	4.6857	NAP
Alabama	8	28,524,984.65	2.52%	34	4.5442	2.213002
							Industrial	6	54,502,539.42	4.81%	34	4.6084	1.745853
Arizona	4	62,601,097.87	5.53%	34	4.3650	5.761202
							Lodging	10	158,075,234.36	13.96%	31	4.3444	4.043942
Arkansas	1	2,714,177.92	0.24%	34	4.7000	1.540000
							Mobile Home Park	1	3,780,469.99	0.33%	34	4.7950	1.720000
California	13	138,506,297.13	12.24%	34	4.6615	1.830111
							Multi-Family	20	126,962,426.37	11.22%	33	4.5466	1.765397
Colorado	1	1,235,958.98	0.11%	34	5.0300	1.550000
							Office	9	205,649,291.37	18.17%	35	4.3333	1.701685
Connecticut	2	41,162,162.00	3.64%	30	3.8000	1.360000
							Other	6	5,327,851.03	0.47%	32	4.6196	1.490308
Florida	8	71,805,458.42	6.34%	33	4.4298	2.866186
							Retail	30	411,229,149.51	36.33%	33	4.2158	1.694879
Georgia	3	20,625,053.36	1.82%	34	4.7801	1.785250
							Self Storage	11	25,141,114.99	2.22%	34	4.2065	5.174455
Illinois	3	29,831,801.31	2.64%	33	4.3500	1.894837
							Totals	111	1,131,986,154.63	100.00%	33	4.3734	2.081131
Kansas	1	2,380,125.80	0.21%	34	4.7000	1.540000

Louisiana	1	2,922,961.91	0.26%	34	4.7000	1.540000

Maryland	5	103,645,210.86	9.16%	30	3.8635	2.243454

Massachusetts	2	107,785,409.97	9.52%	35	4.0856	1.900000

Michigan	8	23,266,894.04	2.06%	34	4.6859	1.367991

New Hampshire	1	100,000,000.00	8.83%	34	4.1080	1.870000

New Jersey	4	31,190,876.55	2.76%	34	4.7923	1.863300

New York	6	97,132,019.79	8.58%	30	4.3180	1.734443

North Carolina	2	8,403,102.44	0.74%	33	4.4391	1.584680

Ohio	7	28,283,224.26	2.50%	32	4.3624	1.710922

Pennsylvania	5	26,428,669.69	2.33%	34	4.6761	1.599075

South Carolina	1	2,030,000.00	0.18%	32	4.6830	1.500000

Texas	6	57,536,735.27	5.08%	34	4.4709	1.915294

Virginia	1	2,655,854.82	0.23%	34	4.7500	1.280000

Totals	111	1,131,986,154.63	100.00%	33	4.3734	2.081131

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	17	141,318,077.59	12.48%	34	4.6857	NAP	Defeased	17	141,318,077.59	12.48%	34	4.6857	NAP
	4.0000% or less	8	152,662,162.00	13.49%	30	3.8086	2.686557	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.2500%	8	293,531,107.99	25.93%	33	4.0988	2.027463	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2501% to 4.5000%	14	183,937,241.52	16.25%	33	4.3211	3.357616	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7500%	20	208,802,478.96	18.45%	34	4.6315	1.402203	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7501% to 5.0000%	16	118,909,968.74	10.50%	34	4.8409	1.701373	49 months or greater	69	990,668,077.04	87.52%	33	4.3288	2.170261
	5.0001% or greater	3	32,825,117.83	2.90%	34	5.0683	0.976833	Totals	86	1,131,986,154.63	100.00%	33	4.3734	2.081131
	Totals	86	1,131,986,154.63	100.00%	33	4.3734	2.081131
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	17	141,318,077.59	12.48%	34	4.6857	NAP	Defeased	17	141,318,077.59	12.48%	34	4.6857	NAP
	60 months or less	69	990,668,077.04	87.52%	33	4.3288	2.170261	Interest Only	38	656,129,898.79	57.96%	32	4.2593	2.343852
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	336 months or less	31	334,538,178.25	29.55%	34	4.4653	1.829796
	Totals	86	1,131,986,154.63	100.00%	33	4.3734	2.081131	337 to 356 months	0	0.00	0.00%	0	0.0000	0.000000
								357 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	86	1,131,986,154.63	100.00%	33	4.3734	2.081131
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	17	141,318,077.59	12.48%	34	4.6857	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		8	113,016,962.83	9.98%	30	4.3672	1.805862	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	60	874,995,259.39	77.30%	33	4.3226	2.220030	Totals	0	0.00	0.00%	0	0.0000	0.000000
	12 to 24 months	1	2,655,854.82	0.23%	34	4.7500	1.280000
	24 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	86	1,131,986,154.63	100.00%	33	4.3734	2.081131
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipate Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
01A1	30295765	OF	Boston	MA	Actual/360	4.086%	321,745.62	250,490.94	0.00	08/06/25	04/06/29	--	91,453,530.25	91,203,039.31	09/06/22
01A2	30295804	OF	Boston	MA	Actual/360	4.086%	58,499.20	45,543.81	0.00	08/06/25	04/06/29	--	16,627,914.47	16,582,370.66	09/06/22
03A1	30295712	RT	Manchester	NH	Actual/360	4.108%	353,744.44	0.00	0.00	N/A	07/01/25	--	100,000,000.00	100,000,000.00	09/01/22
04A1-2	30309761	RT	Wheaton	MD	Actual/360	3.800%	53,849.53	0.00	0.00	N/A	03/01/25	--	16,456,562.37	16,456,562.37	09/01/22
04A2	30309822	RT	Wheaton	MD	Actual/360	3.800%	253,409.55	0.00	0.00	N/A	03/01/25	--	77,442,646.00	77,442,646.00	09/01/22
04B1-2	30309821	RT	Wheaton	MD	Actual/360	3.800%	1,778.25	0.00	0.00	N/A	03/01/25	--	543,437.63	543,437.63	09/01/22
04B2	30309823	RT	Wheaton	MD	Actual/360	3.800%	8,368.23	0.00	0.00	N/A	03/01/25	--	2,557,354.00	2,557,354.00	09/01/22
05A1	30309764	LO	Phoenix	AZ	Actual/360	4.275%	173,995.96	57,474.86	0.00	N/A	07/06/25	--	47,268,364.97	47,210,890.11	09/06/22
06A3	30309757	LO	New York	NY	Actual/360	4.021%	173,130.69	0.00	0.00	N/A	11/06/24	--	50,000,000.00	50,000,000.00	09/06/22
07A2	30309758	RT	Trumbull	CT	Actual/360	3.800%	130,888.89	0.00	0.00	N/A	03/01/25	--	40,000,000.00	40,000,000.00	09/01/22
07B2	30309904	RT	Trumbull	CT	Actual/360	3.800%	3,802.85	0.00	0.00	N/A	03/01/25	--	1,162,162.00	1,162,162.00	09/01/22
8	30309798	MF	Destin	FL	Actual/360	4.270%	106,339.25	41,594.19	0.00	N/A	06/06/25	--	28,920,547.87	28,878,953.68	09/06/22
9	30309799	OF	Encino	CA	Actual/360	4.580%	105,068.56	35,580.13	0.00	N/A	08/06/25	--	26,640,851.23	26,605,271.10	09/06/22
10	30309765	RT	New York	NY	Actual/360	4.610%	105,793.10	0.00	0.00	N/A	08/06/25	--	26,650,000.00	26,650,000.00	09/06/22
11	30309752	MF	Various	FL	Actual/360	4.890%	102,570.30	35,260.66	0.00	N/A	07/06/25	--	24,358,670.81	24,323,410.15	09/06/22
12	30309800	LO	San Diego	CA	Actual/360	4.530%	85,953.11	42,689.65	0.00	N/A	05/05/25	--	22,034,551.45	21,991,861.80	09/05/22
14	30309766	IN	Chicago	IL	Actual/360	4.300%	79,389.82	34,925.48	0.00	N/A	06/06/25	--	21,440,611.56	21,405,686.08	09/01/22
15	30309802	MF	Various	Various	Actual/360	4.370%	71,664.20	33,323.38	0.00	N/A	03/06/25	--	19,044,151.89	19,010,828.51	09/06/22
16	30295790	OF	Birmingham	AL	Actual/360	4.697%	75,998.78	30,289.94	0.00	N/A	07/06/25	--	18,788,403.53	18,758,113.59	09/06/22
17	30309760	LO	Mill Valley	CA	Actual/360	5.048%	72,117.53	29,093.03	0.00	N/A	07/06/25	--	16,588,965.07	16,559,872.04	09/06/22
18	30309755	RT	Hollywood	CA	Actual/360	4.740%	70,611.45	25,781.83	0.00	N/A	07/06/25	--	17,299,661.48	17,273,879.65	09/06/22
19	30309803	OF	Encino	CA	Actual/360	4.580%	69,536.28	23,547.58	0.00	N/A	08/06/25	--	17,631,399.76	17,607,852.18	09/06/22
20	30309804	OF	Syracuse	NY	Actual/360	4.640%	66,234.39	26,858.66	0.00	N/A	08/06/25	--	16,577,017.43	16,550,158.77	09/06/22
21	30309767	MF	New Braunfels	TX	Actual/360	4.700%	67,286.87	24,968.42	0.00	N/A	07/06/25	--	16,625,444.00	16,600,475.58	09/06/22
23	30295729	IN	Shafter	CA	Actual/360	5.093%	66,031.82	26,199.67	0.00	N/A	07/06/25	--	15,055,486.48	15,029,286.81	09/06/22
24A2	30309762	MF	Houston	TX	Actual/360	4.250%	53,816.80	29,812.98	0.00	N/A	05/06/25	--	14,705,158.67	14,675,345.69	09/06/22
26A1	30295828	LO	Cape May	NJ	Actual/360	4.833%	58,735.67	25,531.20	0.00	N/A	08/06/25	--	14,112,923.01	14,087,391.81	09/06/22
27	30309769	OF	Fresno	CA	Actual/360	5.132%	53,080.30	31,619.52	0.00	N/A	08/06/25	--	12,011,231.02	11,979,611.50	09/06/22
28	30309805	MF	Atlanta	GA	Actual/360	4.630%	52,867.34	20,182.97	0.00	N/A	07/05/25	--	13,260,114.25	13,239,931.28	09/05/22
29	30309770	OF	Stafford	TX	Actual/360	4.370%	45,891.67	23,966.98	0.00	N/A	07/06/25	--	12,195,320.49	12,171,353.51	09/06/22
30	30295789	LO	McAllen	TX	Actual/360	4.850%	49,666.12	8,834,055.10	0.00	N/A	07/06/25	--	11,891,385.33	0.00	01/06/19
31	30295702	RT	Burleson	TX	Actual/360	4.311%	36,556.04	28,866.46	0.00	N/A	07/06/25	--	9,846,265.30	9,817,398.84	09/06/22
32	30309771	RT	Phoenix	AZ	Actual/360	4.590%	40,926.79	19,750.77	0.00	N/A	06/06/25	--	10,354,659.19	10,334,908.42	09/06/22
33	30309772	RT	Augusta	GA	Actual/360	4.950%	44,215.23	18,502.74	0.00	N/A	07/06/25	--	10,373,073.77	10,354,571.03	09/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
34	30309773	OF	Vicksburg	MS	Actual/360	4.710%	43,527.43	16,185.06	0.00	N/A	06/06/25	--	10,732,055.99	10,715,870.93	09/06/22
35	30309774	RT	Delran	NJ	Actual/360	4.780%	42,676.25	15,427.49	0.00	N/A	06/06/25	--	10,368,099.50	10,352,672.01	09/06/22
36	30309775	SS	Various	AL	Actual/360	4.250%	35,811.02	18,302.37	0.00	N/A	07/06/25	--	9,785,173.43	9,766,871.06	09/06/22
37	30309776	RT	Los Angeles	CA	Actual/360	4.360%	35,890.39	18,933.71	0.00	N/A	06/06/25	--	9,559,440.62	9,540,506.91	09/06/22
38	30309777	MF	Archdale	NC	Actual/360	4.440%	38,024.84	15,784.54	0.00	N/A	06/06/25	--	9,945,467.68	9,929,683.14	09/06/22
39	30295647	LO	Deerfield Beach	FL	Actual/360	3.849%	34,804.09	0.00	0.00	N/A	06/06/25	--	10,500,000.00	10,500,000.00	09/06/22
40	30309806	LO	Glen Mills	PA	Actual/360	4.510%	35,564.98	17,699.36	0.00	N/A	06/06/25	--	9,157,707.88	9,140,008.52	09/06/22
41	30309778	MF	Clute	TX	Actual/360	4.690%	36,999.51	17,187.15	0.00	N/A	06/06/25	--	9,161,445.06	9,144,257.91	09/06/22
42	30309779	RT	Pickerington	OH	Actual/360	4.170%	32,384.31	15,124.30	0.00	N/A	05/01/25	--	9,018,605.57	9,003,481.27	09/01/22
43	30295540	RT	Adrian and Madison To MI		Actual/360	4.600%	33,755.23	16,227.60	0.00	N/A	06/06/25	--	8,521,657.09	8,505,429.49	09/06/22
44	30309780	MF	San Antonio	TX	Actual/360	4.690%	34,026.54	15,705.00	0.00	N/A	07/01/25	--	8,425,306.42	8,409,601.42	09/01/22
45	30309753	RT	Powder Springs	GA	Actual/360	4.577%	34,993.14	13,577.58	0.00	N/A	08/06/25	--	8,878,565.89	8,864,988.31	09/06/22
46	30309781	MF	Various	Various	Actual/360	4.700%	32,508.15	14,947.21	0.00	N/A	07/06/25	--	8,032,212.84	8,017,265.63	09/06/22
47	30309782	RT	Daytona Beach	FL	Actual/360	4.680%	32,882.12	13,687.15	0.00	N/A	07/06/25	--	8,159,334.61	8,145,647.46	09/06/22
48	30309756	OF	Henderson	NV	Actual/360	4.745%	31,748.49	16,705.65	0.00	N/A	08/06/25	--	7,770,119.45	7,753,413.80	09/06/22
50	30309807	RT	Murrieta	CA	Actual/360	4.470%	27,837.44	14,069.62	0.00	N/A	06/05/25	--	7,232,070.43	7,218,000.81	09/05/22
51	30309783	RT	El Cajon	CA	Actual/360	4.840%	32,161.06	11,349.88	0.00	N/A	06/06/25	--	7,716,595.70	7,705,245.82	09/06/22
52	30295825	IN	Sharon Hill	PA	Actual/360	4.782%	29,390.39	13,021.86	0.00	N/A	08/06/25	--	7,136,597.56	7,123,575.70	09/06/22
53	30309784	MF	Oak Ridge	TN	Actual/360	4.320%	27,056.77	12,626.95	0.00	N/A	06/06/25	--	7,273,324.74	7,260,697.79	09/06/22
54	30309785	LO	Baltimore	MD	Actual/360	4.790%	27,485.17	18,308.47	0.00	N/A	08/06/25	--	6,663,519.33	6,645,210.86	09/06/22
55	30309808	MF	Dallas	TX	Actual/360	4.780%	31,399.63	9,822.62	0.00	N/A	07/05/25	--	7,628,471.02	7,618,648.40	09/05/22
56	30295730	RT	Monroe	NJ	Actual/360	4.726%	27,523.02	12,531.58	0.00	N/A	07/06/25	--	6,763,344.31	6,750,812.73	09/06/22
58	30309786	OF	Bloomfield Hills	MI	Actual/360	4.890%	26,032.25	11,076.08	0.00	N/A	08/06/25	--	6,182,208.33	6,171,132.25	09/06/22
59	30309809	RT	Waterford	MI	Actual/360	4.570%	24,194.24	9,522.06	0.00	N/A	06/05/25	--	6,148,038.51	6,138,516.45	09/05/22
60	30309810	IN	Bordentown	NJ	Actual/360	4.830%	24,168.51	10,579.18	0.00	N/A	07/05/25	--	5,810,902.78	5,800,323.60	09/05/22
61	30295587	RT	Raleigh	NC	Actual/360	4.312%	21,537.86	10,799.45	0.00	N/A	06/06/25	--	5,800,152.58	5,789,353.13	09/06/22
62	30295788	IN	Mentor	OH	Actual/360	4.399%	20,471.40	10,571.38	0.00	N/A	07/06/25	--	5,404,482.16	5,393,910.78	09/06/22
63	30295551	IN	West Chicago	IL	Actual/360	4.465%	21,375.45	9,405.63	0.00	N/A	06/06/25	--	5,559,485.68	5,550,080.05	09/06/22
64	30309811	MF	Riverside	CA	Actual/360	4.600%	22,185.04	8,573.62	0.00	N/A	07/05/25	--	5,600,711.50	5,592,137.88	09/05/22
65	30309812	RT	Various	PA	Actual/360	4.660%	20,218.54	9,439.24	0.00	N/A	07/05/25	--	5,038,540.58	5,029,101.34	09/05/22
66	30295758	SS	Riverside	CA	Actual/360	4.281%	21,010.12	0.00	0.00	N/A	07/06/25	--	5,700,000.00	5,700,000.00	09/06/22
67	30309787	RT	Chester Springs	PA	Actual/360	4.840%	21,439.31	8,077.50	0.00	N/A	07/01/25	--	5,144,061.63	5,135,984.13	09/01/22
68	30309813	MF	Dallas	TX	Actual/360	4.850%	20,268.61	8,754.44	0.00	N/A	08/06/25	--	4,853,141.85	4,844,387.41	09/06/22
69	30309788	LO	Poughkeepsie	NY	Actual/360	4.760%	16,161.13	10,946.77	0.00	N/A	07/06/25	--	3,942,807.79	3,931,861.02	08/06/20

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
70	30295667	RT	Richmond	TX	Actual/360	4.747%	16,449.23	6,429.32	0.00	N/A	07/06/25	--	4,024,339.54	4,017,910.22	09/06/22
71	30309789	MH	Glendale	AZ	Actual/360	4.795%	15,634.42	5,995.56	0.00	N/A	07/06/25	--	3,786,465.55	3,780,469.99	09/06/22
72	30295389	SS	Riverside	CA	Actual/360	4.000%	13,777.78	0.00	0.00	N/A	05/06/25	--	4,000,000.00	4,000,000.00	09/06/22
73	30309790	MH	Oklahoma City	OK	Actual/360	4.580%	13,781.61	6,676.38	0.00	N/A	06/06/25	--	3,494,422.06	3,487,745.68	09/06/22
74	30309791	SS	Santa Paula	CA	Actual/360	4.260%	12,402.82	6,805.67	0.00	N/A	06/06/25	--	3,381,049.60	3,374,243.93	09/06/22
76	30309792	MH	Chattanooga	TN	Actual/360	4.920%	14,183.63	5,179.10	0.00	N/A	07/06/25	--	3,347,827.52	3,342,648.42	09/06/22
77	30309814	OF	Orange	CA	Actual/360	4.860%	13,933.55	4,821.03	0.00	N/A	08/05/25	--	3,329,403.64	3,324,582.61	09/05/22
78	30309815	MF	Columbus	OH	Actual/360	4.850%	12,460.59	5,480.93	0.00	N/A	05/05/25	--	2,983,579.22	2,978,098.29	09/05/22
79	30309793	98	Harwood Heights	IL	Actual/360	4.500%	11,162.25	4,544.99	0.00	N/A	05/06/25	--	2,880,580.17	2,876,035.18	09/06/22
80	30309816	SS	Hemet	CA	Actual/360	4.950%	11,744.95	4,214.77	0.00	N/A	08/05/25	--	2,755,414.25	2,751,199.48	09/05/22
81	30309817	RT	Petersburg	VA	Actual/360	4.750%	10,880.56	4,247.21	0.00	N/A	07/06/25	--	2,660,102.03	2,655,854.82	09/06/22
82	30309818	MF	Chapel Hill	NC	Actual/360	4.720%	10,639.36	3,916.18	0.00	N/A	07/05/25	--	2,617,665.49	2,613,749.31	09/05/22
83	30309754	98	Pontiac	MI	Actual/360	4.760%	10,068.39	4,554.62	0.00	N/A	06/06/25	--	2,456,370.47	2,451,815.85	09/06/22
84	30295759	SS	Redlands	CA	Actual/360	4.119%	8,157.91	0.00	0.00	N/A	07/06/25	--	2,300,000.00	2,300,000.00	09/06/22
85	30295429	RT	Irmo	SC	Actual/360	4.683%	8,186.14	0.00	0.00	05/06/25	04/30/40	--	2,030,000.00	2,030,000.00	09/06/22
86	30309794	MH	Baytown	TX	Actual/360	4.770%	7,537.82	2,919.25	0.00	N/A	07/06/25	--	1,835,135.64	1,832,216.39	09/06/22
87	30309795	RT	Hiram	GA	Actual/360	4.810%	5,832.13	2,572.19	0.00	N/A	07/06/25	--	1,408,066.21	1,405,494.02	09/06/22
88	30309796	RT	Phoenix	AZ	Actual/360	4.610%	5,069.12	2,116.27	0.00	N/A	05/01/25	--	1,276,945.62	1,274,829.35	09/01/22
89	30309797	RT	Westminster	CO	Actual/360	5.030%	5,362.85	2,178.34	0.00	N/A	07/06/25	--	1,238,137.32	1,235,958.98	09/06/22
Totals							4,318,342.17	10,293,533.26	0.00				1,145,337,018.12	1,131,986,154.63
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A1	25,051,707.07	25,277,467.96	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
01A2	25,051,707.07	25,277,467.96	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
03A1	12,257,402.64	12,525,649.60	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
04A1-2	17,800,598.88	5,349,983.49	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
04A2	17,800,598.88	5,349,983.49	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
04B1-2	17,800,598.88	5,349,983.49	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
04B2	17,800,598.88	5,349,983.49	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
05A1	13,638,709.83	41,954,983.40	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
06A3	17,506,363.00	24,664,989.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
07A2	9,167,521.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
07B2	9,167,521.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,188,190.88	871,626.99	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,290,450.16	623,309.89	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	956,902.09	1,081,011.34	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,217,504.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	2,401,083.73	2,401,043.04	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,037,691.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,229,565.11	2,163,178.87	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,471,110.67	218,179.70	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,194,605.00	1,009,185.89	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,892,526.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,051,125.08	543,207.21	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,380,872.45	1,627,909.30	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24A2	4,413,356.85	4,888,205.82	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26A1	5,694,509.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1,498,744.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,482,563.15	0.00	--	--	05/11/22	5,121,821.77	1,016,250.89	0.00	0.00	0.00	0.00
31	1,359,289.90	1,750,480.36	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,058,438.12	1,142,832.83	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,596,139.07	1,626,282.24	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	856,408.08	843,026.15	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	2,034,220.96	2,418,491.30	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	752,562.95	885,298.04	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	3,031,875.74	4,916,011.56	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,510,775.16	1,388,945.60	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	679,575.22	899,322.78	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	782,492.63	938,983.28	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,230,013.74	1,319,673.07	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	937,488.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	956,223.64	311,032.63	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	925,022.88	1,035,497.28	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	765,843.56	775,760.80	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	866,192.46	0.00	--	--	01/11/22	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	793,077.67	1,029,806.12	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
55	998,923.31	1,037,321.56	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	822,656.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
58	530,097.66	634,567.50	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
59	530,095.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	727,022.46	699,264.10	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
62	630,035.79	864,320.72	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	980,196.77	1,162,627.96	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
64	759,387.99	843,327.14	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
65	510,968.55	425,127.84	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	1,288,716.47	1,467,779.32	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
67	494,515.16	418,691.56	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
68	1,014,156.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	--	--	07/11/22	2,278,496.78	53,388.73	17,743.44	614,548.77	194,105.20	0.00
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	448,022.84	451,522.18	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
72	988,138.85	1,069,965.52	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
73	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
74	950,532.07	1,180,413.93	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
77	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
78	683,209.22	614,248.04	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
79	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
80	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
81	233,283.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
82	258,187.66	254,313.78	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
83	239,800.58	245,144.38	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
84	678,426.75	757,640.24	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
85	145,196.96	144,443.96	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
86	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
87	250,693.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
88	104,182.22	100,033.53	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
89	153,999.13	150,210.76	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	254,000,213.36	200,329,757.99				7,400,318.55	1,069,639.62	17,743.44	614,548.77	194,105.20	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
30	30295789	8,834,055.10	DPO	0.00	0.00
Totals		8,834,055.10		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/16/22	0	0.00	0	0.00	1	3,931,861.02	2	25,923,722.82	2	7,123,575.70	0	0.00	0	0.00	1	8,834,055.10	4.373377%	4.360210%	33
08/17/22	0	0.00	0	0.00	2	15,834,193.12	2	25,977,359.24	3	19,027,982.89	0	0.00	0	0.00	1	0.00	4.378661%	4.365521%	34
07/15/22	0	0.00	0	0.00	3	32,482,491.64	2	26,030,785.09	3	35,678,347.78	1	22,077,075.22	0	0.00	0	0.00	4.379397%	4.366297%	35
06/17/22	0	0.00	0	0.00	3	32,541,808.42	2	26,087,296.23	3	35,740,147.85	1	24,432,053.95	0	0.00	0	0.00	4.379735%	4.366634%	36
05/17/22	0	0.00	0	0.00	3	32,596,736.05	2	26,140,290.52	3	35,797,122.76	0	0.00	0	0.00	0	0.00	4.380070%	4.366967%	37
04/18/22	0	0.00	0	0.00	3	32,655,612.10	2	26,196,385.62	3	35,858,463.70	0	0.00	0	0.00	0	0.00	4.380403%	4.367299%	38
03/17/22	0	0.00	0	0.00	3	32,710,086.15	2	26,248,951.69	3	35,914,966.10	0	0.00	0	0.00	0	0.00	4.380757%	4.367652%	39
02/17/22	0	0.00	0	0.00	3	32,776,891.95	2	26,311,281.56	3	35,985,072.53	0	0.00	0	0.00	0	0.00	4.381111%	4.368005%	40
01/18/22	0	0.00	0	0.00	3	32,830,882.78	2	26,363,396.66	3	36,041,069.41	0	0.00	0	0.00	0	0.00	4.381425%	4.368317%	41
12/17/21	0	0.00	0	0.00	3	32,884,658.38	1	22,383,921.41	3	36,096,842.63	0	0.00	0	0.00	0	0.00	4.381748%	4.368639%	42
11/18/21	0	0.00	0	0.00	3	32,942,423.85	1	22,427,898.85	3	36,157,025.13	0	0.00	0	0.00	0	0.00	4.382071%	4.368960%	43
10/18/21	0	0.00	0	0.00	3	32,995,754.89	1	22,468,894.20	3	36,212,335.27	1	22,468,894.20	0	0.00	0	0.00	4.382390%	4.369278%	44
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
69	30309788	08/06/20	24	6	17,743.44	614,548.77	688,870.99	4,199,704.91	06/23/20	2		12/31/21
Totals					17,743.44	614,548.77	688,870.99	4,199,704.91

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		1,022,170,745	989,123,446	0		33,047,299
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		109,815,410	109,815,410	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-22	1,131,986,155	1,098,938,856	0	0	0	11,055,437
Aug-22	1,145,337,018	1,100,331,676	0	0	0	22,970,791
Jul-22	1,163,428,017	1,123,795,960	0	0	0	39,632,058
Jun-22	1,165,034,520	1,125,329,282	0	0	0	39,705,237
May-22	1,166,520,110	1,126,747,086	0	0	0	39,773,023
Apr-22	1,168,114,567	1,128,268,910	0	0	0	39,845,656
Mar-22	1,169,587,761	1,129,674,881	0	0	0	39,912,880
Feb-22	1,171,400,840	1,131,405,593	0	0	0	39,995,248
Jan-22	1,172,860,801	1,132,798,930	0	0	0	40,061,871
Dec-21	1,174,314,888	1,134,186,660	0	0	4,031,386	36,096,843
Nov-21	1,175,878,978	1,135,679,494	0	0	4,042,459	36,157,025
Oct-21	1,177,320,919	1,137,055,629	0	0	4,052,954	36,212,335
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
30	30295789	0.00	-	13,000,000.00	04/01/22	1,391,319.36	1.63000	12/31/21	07/06/25	273
52	30295825	7,123,575.70	7,123,575.70	9,000,000.00	11/05/21	854,575.24	1.68000	12/31/21	08/06/25	274
69	30309788	3,931,861.02	4,199,704.91	4,600,000.00	08/20/21	811,099.92	1.77198	04/30/15	07/06/25	213
Totals		11,055,436.72	11,323,280.61	26,600,000.00		3,056,994.52

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
30	30295789	LO	TX	11/03/17	7

9/12/2022 - Receiver was appointed in September 2018. Foreclosure sale was conducted on 04/2/19. Asset Management working with property manager to stabilize ADR, occupancy and RevPAR. Mexican border reopened November 2021.

Property is under contract with expected sale 8/31/22.

52	30295825	IN	PA	05/10/17	7

9/12/2022 - Subject is a one-story flex building totaling 85,514 SF in Sharon Hills, PA. The Lender was the winning bidder at a foreclosure auction which occurred September 21, 2018. The Property was 92% occupied at foreclosure and is now

96% occupied b y 5 tenants. Several lease renewals have been completed and the Property''s largest tenant, Merakey, has recently signed a lease renewal. The Property is currently listed for sale by Avison & Young and was marketed on Ten-

X. Pricing did not come in as e xpected at the auction and the property will go back on the market with a goal of closing by the end of the year.

69	30309788	LO	NY	06/23/20	2
9/12/2022 - CUSA, LLC was appointed as receiver in July 2021. Lender continues to proceed with the foreclosure of the collateral.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
02A1	30309763	99,838,474.22	4.01625%	99,838,474.22	4.01625%	9	08/27/20	07/06/20	09/11/20
03A1	30295712	100,000,000.00	4.10800%	100,000,000.00	4.10800%	10	12/31/20	05/01/20	01/17/21
11	30309752	0.00	4.89000%	0.00	4.89000%	8	05/03/22	05/03/22	06/03/22
12	30309800	0.00	4.53000%	0.00	4.53000%	10	07/27/21	07/31/21	09/28/21
12	30309800	0.00	4.53000%	0.00	4.53000%	8	06/06/22	06/06/22	06/16/22
13	30309801	22,111,030.42	4.56000%	22,111,030.42	4.56000%	10	08/04/20	08/04/20	08/18/20
Totals		221,949,504.64		221,949,504.64
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
02A1	30309763	11/18/20	99,523,698.08	301,800,000.00	100,537,998.05	649,017.55	100,148,007.50	99,498,989.95	24,708.09	0.00	274.53	24,433.56	0.02%
13	30309801	05/17/21	22,145,005.19	42,500,000.00	25,717,477.19	611,878.55	22,756,883.74	22,145,005.19	0.00	0.00	0.00	0.00	0.00%
22A3	30295893	08/17/22	16,615,911.45	0.00	895,653.39	2,819,863.50	895,653.39	(1,924,210.11)	18,540,121.55	0.00	0.00	18,540,121.55	107.97%
30	30295789	09/16/22	11,891,385.33	13,000,000.00	13,700,574.20	4,866,519.10	13,700,574.20	8,834,055.10	3,057,330.23	0.00	0.00	3,057,330.23	22.64%
Current Period Totals			11,891,385.33	13,000,000.00	13,700,574.20	4,866,519.10	13,700,574.20	8,834,055.10	3,057,330.23	0.00	0.00	3,057,330.23
Cumulative Totals			150,176,000.05	357,300,000.00	140,851,702.83	8,947,278.70	137,501,118.83	128,553,840.13	21,622,159.87	0.00	274.53	21,621,885.34

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	10/18/21	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
02A1	30309763	10/18/21	0.00	0.00	24,433.56	0.00	0.00	(274.53)	0.00	0.00	24,433.56
		11/18/20	0.00	0.00	24,708.09	0.00	0.00	24,708.09	0.00	0.00
13	30309801	05/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22A3	30295893	08/17/22	0.00	0.00	18,540,121.55	0.00	0.00	16,615,911.45	0.00	299,310.34	16,915,221.79
30	30295789	09/16/22	0.00	0.00	3,057,330.23	0.00	0.00	3,057,330.23	0.00	0.00	3,057,330.23
Current Period Totals			0.00	0.00	3,057,330.23	0.00	0.00	3,057,330.23	0.00	0.00	3,057,330.23
Cumulative Totals			0.00	0.01	21,621,885.34	0.00	0.00	19,697,675.24	0.00	299,310.34	19,996,985.58

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
03A1	0.00	0.00	0.00	0.00	3,537.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00
05A1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	267.65	0.00	0.00	0.00
26A1	0.00	0.00	0.00	0.00	842.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	(199,033.33)	0.00	0.00	0.00	0.00	0.00	(14,873.85)	0.00	0.00	0.00
40	0.00	0.00	0.00	0.00	532.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	0.00	0.00	323.37	0.00	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	3,500.00	0.00	0.00	9,329.49	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(192,033.33)	0.00	5,236.12	9,329.49	0.00	0.00	(14,606.20)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(192,073.92)

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Supplemental Notes
None

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